UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [    ] is a restatement
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rampart Investment Management Company, Inc.
Address:	One International Place, 23rd Floor
		Boston, MA 02110

13F File Number: 28-02301

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of reporting Manager:

Name:		Debbie L. Cancela
Title:		Vice-President
Phone:		(617) 342-6900
Signature, Place, and Date of Signing:

	Debbie L. Cancela		Boston, Massachusetts	April 12, 2000

Report Type (Check only one.):

[ XX ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$32,854


List of Other Included Managers:

No.		13F File Number		Name
n/a

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP COM                  com              885535104      943 16950.00 SH       SOLE                 16950.00
ABBOTT LABS COM                com              002824100     1325 37650.00 SH       SOLE                 37650.00
AETNA INC COM                  com              008117103      608 10950.00 SH       SOLE                 10950.00
AMERICA ONLINE INC DEL COM     com              02364J104      738 10950.00 SH       SOLE                 10950.00
AMERICAN EXPRESS CO COM        com              025816109      357  2400.00 SH       SOLE                  2400.00
AMERICAN GENERAL CORP COM      com              026351106      205  3650.00 SH       SOLE                  3650.00
BAKER HUGHES INC COM           com              057224107      286  9450.00 SH       SOLE                  9450.00
BANC ONE CORP COM              com              06423A103      875 25350.00 SH       SOLE                 25350.00
BOSTON SCIENTIFIC CORP COM     com              101137107      506 23750.00 SH       SOLE                 23750.00
BURLINGTON RES INC COM         com              122014103      812 21950.00 SH       SOLE                 21950.00
CARNIVAL CORP CL A             com              143658102      443 17850.00 SH       SOLE                 17850.00
CATERPILLAR INC DEL COM        com              149123101      341  8650.00 SH       SOLE                  8650.00
CIRCUIT CITY STORE INC COM     com              172737108      256  4200.00 SH       SOLE                  4200.00
COMPAQ COMPUTER CORP COM       com              204493100      390 14450.00 SH       SOLE                 14450.00
COMPUTER ASSOC INTL COM        com              204912109      648 10950.00 SH       SOLE                 10950.00
DISNEY WALT CO COM             com              254687106      699 16950.00 SH       SOLE                 16950.00
FEDERATED DEPT STORES COM      com              31410H101      384  9100.00 SH       SOLE                  9100.00
FIFTH THIRD BANCORP COM        com              316773100      208  3300.00 SH       SOLE                  3300.00
FLUOR CORP COM                 com              343861100      518 16700.00 SH       SOLE                 16700.00
FORD MTR CO DEL COM            com              345370100      326  7100.00 SH       SOLE                  7100.00
GAP INC DEL COM                com              364760108      620 12450.00 SH       SOLE                 12450.00
GENERAL DYNAMICS CORP COM      com              369550108     1249 25100.00 SH       SOLE                 25100.00
HONDA MOTOR LTD AMERN SHS      com              438128308      252  3100.00 SH       SOLE                  3100.00
INGERSOLL RAND CO COM          com              456866102      969 21900.00 SH       SOLE                 21900.00
LIMITED INC COM                com              532716107      826 19600.00 SH       SOLE                 19600.00
LINCOLN NATL CORP IND COM      com              534187109      308  9200.00 SH       SOLE                  9200.00
MARRIOTT INC COM (NEW)         com              571903202      369 11700.00 SH       SOLE                 11700.00
MBIA INC COM                   com              55262C100     1112 21350.00 SH       SOLE                 21350.00
MCDONALDS CORP COM             com              580135101     1147 30700.00 SH       SOLE                 30700.00
MELLON FINANCIAL CORP COM      com              58551A108      766 25750.00 SH       SOLE                 25750.00
NIKE INC CL B                  com              654106103      428 10800.00 SH       SOLE                 10800.00
NUCOR CORP COM                 com              670346105      243  4850.00 SH       SOLE                  4850.00
PEPSICO INC COM                com              713448108     1186 34000.00 SH       SOLE                 34000.00
PHELPS DODGE CORP COM          com              717265102      291  6150.00 SH       SOLE                  6150.00
PHILIP MORRIS COS INC COM      com              718154107      263 12450.00 SH       SOLE                 12450.00
PNC BK CORP COM                com              693475105      255  5650.00 SH       SOLE                  5650.00
PROGRESSIVE CORP OHIO COM      com              743315103     1445 19000.00 SH       SOLE                 19000.00
QUAKER OATS CO COM             com              747402105      258  4250.00 SH       SOLE                  4250.00
REYNOLDS METALS CO COM         com              761763101      930 13900.00 SH       SOLE                 13900.00
SCHWAB CHARLES CP NEW COM      com              808513105     1162 20450.00 SH       SOLE                 20450.00
SEAGATE TECHNOLOGY COM         com              811804103      392  6350.00 SH       SOLE                  6350.00
SEAGRAM LTD COM                com              811850106      235  3950.00 SH       SOLE                  3950.00
STATE STR CORP COM             com              857477103      833  8600.00 SH       SOLE                  8600.00
STUDENT LOAN MKTG ASSN COM NEW com              78442A109     1124 33750.00 SH       SOLE                 33750.00
TANDY CORP COM                 com              875382103      553 10900.00 SH       SOLE                 10900.00
TEXTRON INC COM                com              883203101      387  6350.00 SH       SOLE                  6350.00
TIMES MIRROR CO NEW COM SER A  com              887364107      493  5300.00 SH       SOLE                  5300.00
TRW INC COM                    com              872649108      205  3500.00 SH       SOLE                  3500.00
UNOCAL CORP COM                com              915289102     1058 35550.00 SH       SOLE                 35550.00
WACHOVIA CORP COM              com              929771103     1216 18000.00 SH       SOLE                 18000.00
WAL-MART STORES INC COM        com              931142103      345  6100.00 SH       SOLE                  6100.00
WHIRLPOOL CORP COM             com              963320106      794 13550.00 SH       SOLE                 13550.00
WINN DIXIE STORES INC COM      com              974280109      275 14150.00 SH       SOLE                 14150.00